Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000016814 | NR
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016814 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016814 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000016814 | A
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016814 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016814 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016814 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000016814 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016814 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016814 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016814 | Escrow to Maturity/Prefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016814 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016814 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000016816 | NR
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016816 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016816 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000016816 | A
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016816 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016816 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016816 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000016816 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016816 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016816 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016816 | Escrow to Maturity/Prefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016816 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016816 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000016817 | NR
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016817 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016817 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000016817 | A
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016817 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016817 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016817 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000016817 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016817 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016817 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016817 | Escrow to Maturity/Prefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016817 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016817 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000223770 | NR
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000223770 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223770 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000223770 | A
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000223770 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000223770 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223770 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000223770 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000223770 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000223770 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223770 | Escrow to Maturity/Prefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223770 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223770 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)